As filed with the Securities and Exchange Commission on November 16, 2011

Securities Act File No. 333-111662

Investment Company Act File No. 811-21482

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 30	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 30

(Check appropriate box or boxes)

SunAmerica Specialty Series

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler, Esq. Senior Vice President and General Counsel SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	With copies to: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
(Name and Address for Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective .

It is proposed that this filing will become effective (check appropriate box)

☒                                 immediately upon filing pursuant to paragraph (b)

☐                                   on (date) pursuant to paragraph (b)

☐                                   60 days after filing pursuant to paragraph (a)(1)

☐                                   on (date) pursuant to paragraph (a)(1)

☐                                   75 days after filing pursuant to paragraph (a)(2)

☐                                   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 16th day of November 2011.

SUNAMERICA SPECIALTY SERIES (Registrant)

By :	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

	Signatures	Titles	Date

	*	Trustee	November 16, 2011
Peter A. Harbeck

	/s/ Donna M. Handel	Treasurer (Principal Financial	November 16, 2011
	Donna M. Handel	and Accounting Officer)

	*	Trustee	November 16, 2011
Richard W. Grant

	*	Trustee	November 16, 2011
Stephen J. Gutman

	*	Trustee	November 16, 2011
William F. Devin

	*	Trustee	November 16, 2011
Dr. Judith L. Craven

	*	Trustee	November 16, 2011
William J. Shea

	/s/ John Genoy	President (Principal Executive Officer)	November 16, 2011
John Genoy

*By:	/s/ John E. McLean		November 16, 2011
John E. McLean
Attorney-in-Fact

*   Pursuant to a power of attorney previously filed.

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EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase